Change in Presentation Currency (Details 2) $ in Thousands, $ in Thousands	3 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CAD ($)	Nov. 30, 2020 CAD ($)	Aug. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Cash used in operating activities	$ (2,955)	$ (1,750)
Cash used in investing activities	(2,563)	(1,216)
Cash provided by financing activities		973
Net increase in cash	(5,518)	(1,993)
Cash, end of year	7,929			$ 13,447
Cash, end of year	$ 7,929	2,060		13,447			$ 4,053
Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities			$ (2,276)
Cash used in investing activities			(1,617)
Cash provided by financing activities			1,272
Net increase in cash			$ (2,621)
Cash, end of year					$ 5,294	$ 2,673
Cash, end of year					$ 2,673
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities		526
Cash used in investing activities		401
Cash provided by financing activities		(299)
Net increase in cash		628
Cash, end of year		(613)		(1,241)
Cash, end of year				(613)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities		(1,750)
Cash used in investing activities		(1,216)
Cash provided by financing activities		973
Net increase in cash		(1,993)
Cash, end of year		$ 2,060		4,053
Cash, end of year				$ 2,060